UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor
         New York, NY  10022

13F File Number:  028-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

 /s/    Philip E. Richter     New York, NY     August 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $187,902 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      231     4948 SH       SOLE                        0        0     4948
AMTECH SYS INC                 COM PAR $0.01N   032332504     7627   369501 SH       SOLE                        0        0   369501
ANADARKO PETE CORP             COM              032511107      368     4799 SH       SOLE                        0        0     4799
ANNALY CAP MGMT INC            COM              035710409     1402    77742 SH       SOLE                        0        0    77742
ANWORTH MORTGAGE ASSET CP      COM              037347101    12421  1653994 SH       SOLE                        0        0  1653994
APACHE CORP                    COM              037411105      377     3054 SH       SOLE                        0        0     3054
ARGAN INC                      COM              04010E109    17201  1696333 SH       SOLE                        0        0  1696333
BARRICK GOLD CORP              COM              067901108     4976   109867 SH       SOLE                        0        0   109867
CENOVUS ENERGY INC             COM              15135u109     4734   125709 SH       SOLE                        0        0   125709
CHESAPEAKE MIDSTREAM PARTNER   UNIT             16524k108     7162   249546 SH       SOLE                        0        0   249546
CHEVRON CORP NEW               COM              166764100      257     2500 SH       SOLE                        0        0     2500
CHIMERA INVT CORP              COM              16934Q109       40    11700 SH       SOLE                        0        0    11700
CLOROX CO DEL                  COM              189054109      292     4325 SH       SOLE                        0        0     4325
COCA COLA CO                   COM              191216100      424     6300 SH       SOLE                        0        0     6300
COLGATE PALMOLIVE CO           COM              194162103      350     4000 SH       SOLE                        0        0     4000
CORE LABORATORIES N V          COM              N22717107     4995    44780 SH       SOLE                        0        0    44780
COURIER CORP                   COM              222660102      143    12971 SH       SOLE                        0        0    12971
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    14031   312068 SH       SOLE                        0        0   312068
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109      293     6000 SH       SOLE                        0        0     6000
ENTERPRISE PRODS PARTNERS L    COM              293792107     5397   124906 SH       SOLE                        0        0   124906
ENVESTNET INC                  COM              29404k106     5968   401863 SH       SOLE                        0        0   401863
EOG RES INC                    COM              26875p101     6863    65645 SH       SOLE                        0        0    65645
EXXON MOBIL CORP               COM              30231G102     1341    16476 SH       SOLE                        0        0    16476
FMC TECHNOLOGIES INC           COM              30249U101     3198    71400 SH       SOLE                        0        0    71400
GENERAL ELECTRIC CO            COM              369604103      260    13809 SH       SOLE                        0        0    13809
GOLDCORP INC NEW               COM              380956409     3586    74290 SH       SOLE                        0        0    74290
HATTERAS FINL CORP             COM              41902r103     6452   228552 SH       SOLE                        0        0   228552
HSBC HLDGS PLC                 SPON ADR NEW     404280406      253     5100 SH       SOLE                        0        0     5100
INERGY L P                     UNIT LTD PTNR    456615103     3515    99398 SH       SOLE                        0        0    99398
INTERNATIONAL BUSINESS MACHS   COM              459200101      438     2552 SH       SOLE                        0        0     2552
JOHNSON & JOHNSON              COM              478160104      526     7907 SH       SOLE                        0        0     7907
KEY TECHNOLOGY INC             COM              493143101     3610   224892 SH       SOLE                        0        0   224892
MAGNUM HUNTER RES CORP DEL     COM              55973b102       89    13217 SH       SOLE                        0        0    13217
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     2403    44682 SH       SOLE                        0        0    44682
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      205     3625 SH       SOLE                        0        0     3625
MERCK & CO INC NEW             COM              58933y105      559    15851 SH       SOLE                        0        0    15851
MFA FINANCIAL INC              COM              55272x102    10221  1271314 SH       SOLE                        0        0  1271314
MICROSOFT CORP                 COM              594918104      399    15355 SH       SOLE                        0        0    15355
MOSAIC CO NEW                  COM              61945c103     2591    38252 SH       SOLE                        0        0    38252
NEWMONT MINING CORP            COM              651639106     7691   142500 SH       SOLE                        0        0   142500
NORTH AMERN ENERGY PARTNERS    COM              656844107     3579   467246 SH       SOLE                        0        0   467246
PENN VA RESOURCES PARTNERS L   COM              707884102     5695   211407 SH       SOLE                        0        0   211407
PEPSICO INC                    COM              713448108      611     8675 SH       SOLE                        0        0     8675
PETROQUEST ENERGY INC          COM              716748108     2683   382175 SH       SOLE                        0        0   382175
PFIZER INC                     COM              717081103      463    22489 SH       SOLE                        0        0    22489
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     7953   124264 SH       SOLE                        0        0   124264
PROCTER & GAMBLE CO            COM              742718109      257     4046 SH       SOLE                        0        0     4046
QUEPASA CORP                   COM NEW          74833w206     3625   500000 SH       SOLE                        0        0   500000
REAVES UTIL INCOME FD          COM SH BEN INT   756158101      239     9536 SH       SOLE                        0        0     9536
REPUBLIC SVCS INC              COM              760759100     5198   168496 SH       SOLE                        0        0   168496
SANDRIDGE MISSISSIPPIAN TR I   UNIT BEN INT     80007t101     3824   144557 SH       SOLE                        0        0   144557
SCHLUMBERGER LTD               COM              806857108     3314    38361 SH       SOLE                        0        0    38361
TRANSATLANTIC PETROLEUM LTD    SHS              g89982105     2161  1271026 SH       SOLE                        0        0  1271026
URANIUM RES INC                COM PAR $0.001   916901507      222   133000 SH       SOLE                        0        0   133000
WIRELESS TELECOM GROUP INC     COM              976524108     1642  1978204 SH       SOLE                        0        0  1978204
XFONE INC                      COM              98414y109     3547  2533757 SH       SOLE                        0        0  2533757